DERIVATIVE INSTRUMENTS	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
NOTE 9:-	DERIVATIVE INSTRUMENTS

As of December 31, 2016, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 71,274 in consideration for $ 18,890 maturing, in a period of up to one year. As of December 31, 2017, the Company had outstanding forward exchange contracts designated as cash flow hedge for the acquisition of NIS 38,077 in consideration for $ 10,743 maturing in a period of up to one year.

The Company also enters into forward exchange contracts to hedge a portion of its certain monetary items in the balance sheet, such as trade receivables and trade payables denominated in foreign currencies for a period of up to one month (the "Fair Value Hedging Program"). The purpose of the Company's Fair Value Hedging Program is to protect the fair value of the monetary assets from foreign exchange rates fluctuations. Gains and losses from derivatives related to the Fair Value Hedging Program are not designated as hedging instruments.

	Gain recognized in Statements of Comprehensive Gain		Gain (loss) recognized in consolidated statements of operations
		Statement
	December 31,	of Operations	Year ended December 31,
	2017	item	2015	2016	2017

Derivatives designated as hedging instruments:
Foreign exchange option and forward contract	303	Operating expenses	$110	$261	1,772

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts	-	Financial expenses	705	(452)	(2,538)

Total	303		$815	$(191)	$(766)

		December 31,
	Balance sheet	2016	2017

Derivatives designated as hedging instruments: Foreign exchange forward contracts	"Other account receivables and prepaid expenses"	$21	$303
	"Other account payables and accrued expenses"	$(277)	$-
	"Other comprehensive income (loss)"	$(256)	$303

Derivatives not designated as hedging instruments: Foreign exchange forward contracts and other derivatives	"Other receivables and prepaid expenses"	$176	$148
	"Other account payables and accrued expenses"	$(79)	$(457)